SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2020 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 43,353.6
Fair Value	47,530.3
Amount At Which Shown In The Balance Sheet	47,530.3
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	35,589.1
Fair Value	36,810.9
Amount At Which Shown In The Balance Sheet	36,810.9
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	12,437.9
Fair Value	12,740.0
Amount At Which Shown In The Balance Sheet	12,740.0
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,099.4
Fair Value	3,221.8
Amount At Which Shown In The Balance Sheet	3,221.8
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	577.8
Fair Value	619.9
Amount At Which Shown In The Balance Sheet	619.9
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,001.9
Fair Value	9,565.3
Amount At Which Shown In The Balance Sheet	9,565.3
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,290.9
Fair Value	10,469.2
Amount At Which Shown In The Balance Sheet	10,469.2
Fixed maturities | Redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	181.2
Fair Value	194.7
Amount At Which Shown In The Balance Sheet	194.7
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,546.0
Fair Value	5,500.9
Amount At Which Shown In The Balance Sheet	5,500.9
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	73.5
Fair Value	164.0
Amount At Which Shown In The Balance Sheet	164.0
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	220.1
Fair Value	658.3
Amount At Which Shown In The Balance Sheet	658.3
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	893.7
Fair Value	3,230.7
Amount At Which Shown In The Balance Sheet	3,230.7
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,358.7
Fair Value	1,447.9
Amount At Which Shown In The Balance Sheet	1,447.9
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,218.5
Fair Value	5,218.5
Amount At Which Shown In The Balance Sheet	$ 5,218.5